Net revenues - summary of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
summary of revenue by type and segment [Line Items]
Sales of goods	€ 82,510	€ 103,019	€ 104,990
Services provided	3,297	3,961	3,871
Contract revenues	547	672	958
Revenues from goods and services	86,354	107,652	109,819
Lease installments from assets sold with a buy-back commitment	193	362	394
Interest income of financial services activities	129	173	199
Total Net revenues	86,676	108,187	110,412
North America
summary of revenue by type and segment [Line Items]
Total Net revenues	60,307	73,337	72,353
LATAM
summary of revenue by type and segment [Line Items]
Total Net revenues	5,297	8,449	8,142
APAC
summary of revenue by type and segment [Line Items]
Total Net revenues	2,317	2,762	2,646
EMEA
summary of revenue by type and segment [Line Items]
Total Net revenues	16,191	20,466	22,714
Maserati
summary of revenue by type and segment [Line Items]
Total Net revenues	1,382	1,592	2,645
Other activities
summary of revenue by type and segment [Line Items]
Total Net revenues	1,182	1,581	1,912
Operating segments [member] | North America
summary of revenue by type and segment [Line Items]
Sales of goods	58,198	70,809	69,908
Services provided	2,045	2,388	2,287
Contract revenues	0	0	0
Revenues from goods and services	60,243	73,197	72,195
Lease installments from assets sold with a buy-back commitment	64	140	158
Interest income of financial services activities	0	0	0
Total Net revenues	60,322	73,357	72,384
Operating segments [member] | LATAM
summary of revenue by type and segment [Line Items]
Sales of goods	5,031	8,059	7,756
Services provided	206	297	270
Contract revenues	0	0	0
Revenues from goods and services	5,237	8,356	8,026
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	60	93	116
Total Net revenues	5,305	8,461	8,152
Operating segments [member] | APAC
summary of revenue by type and segment [Line Items]
Sales of goods	2,250	2,674	2,560
Services provided	17	27	21
Contract revenues	0	0	0
Revenues from goods and services	2,267	2,701	2,581
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	50	61	65
Total Net revenues	2,381	2,814	2,703
Operating segments [member] | EMEA
summary of revenue by type and segment [Line Items]
Sales of goods	15,284	19,275	21,516
Services provided	765	950	945
Contract revenues	0	0	0
Revenues from goods and services	16,049	20,225	22,461
Lease installments from assets sold with a buy-back commitment	129	222	235
Interest income of financial services activities	13	19	18
Total Net revenues	16,284	20,571	22,815
Operating segments [member] | Maserati
summary of revenue by type and segment [Line Items]
Sales of goods	1,323	1,563	2,606
Services provided	53	29	39
Contract revenues	0	0	0
Revenues from goods and services	1,376	1,592	2,645
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	6	0	0
Total Net revenues	1,384	1,603	2,663
Operating segments [member] | Other activities
summary of revenue by type and segment [Line Items]
Sales of goods	424	639	644
Services provided	211	270	309
Contract revenues	547	672	958
Revenues from goods and services	1,182	1,581	1,911
Lease installments from assets sold with a buy-back commitment	0	0	1
Interest income of financial services activities	0	0	0
Total Net revenues	€ 2,188	€ 3,009	€ 2,888